Marketable Securities	6 Months Ended
Jun. 30, 2018
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
Note 3 - Marketable Securities

The Company's investment in marketable securities as of December 31, 2017 and June 30, 2018 are classified as “held-to-maturity” and consist of the following:

		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Aggregate
	cost basis**	gains	(losses)	fair value*
	US$ thousands
At June 30, 2018
Held to maturity:
Corporate debt securities and government debt securities
Non-Current	20,054	-	(386)	19,668

At December 31, 2017
Held to maturity:
Corporate debt securities
Current	7,798	-	(49)	7,749
Non-Current	5,976	-	(95)	5,881

	13,774	-	(144)	13,630

*	Fair value is being determined using quoted market prices in active markets (Level 1).
**	Including accrued interest in the amount of US$ 77 thousands and US$ 177 thousands as of December 31, 2017 and June 30, 2018 respectively.

Activity in marketable securities in six month period ended in June 30, 2018:

US$ thousands
Balance at January 1, 2018	13,774

Purchases of marketable securities	14,070
Discount on marketable securities, net	(40)
Proceeds from maturity of marketable securities	(7,750)
Balance at June 30, 2018	20,054

The following table summarizes the gross unrealized losses on investment securities for which other-than-temporary impairments have not been recognized and the fair value of those securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at June 30, 2018:

	Less than 12 months		12 months or more		Total
Held to maturity	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value

Corporate debt securities and government debt securities	(266)	13,821	(120)	5,847	(386)	19,668

The unrealized losses on the investments were caused by changes in interest rate. The Company has the ability and intent to hold these investments until maturity and it is more likely than not that the Company will not be required to sell any of the securities before recovery; therefore these investments are not considered other than temporarily impaired.